UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
    USAA(R)

                             USAA MONEY
                                     MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consists of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

         PUT BONDS - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTE (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTE - similar to VRDN in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

           BAN       Bond Anticipation Note

           CD        Certificate of Deposit

           COP       Certificate of Participation

           IDA       Industrial Development Authority/Agency

           IDB       Industrial Development Board

           IDRB      Industrial Development Revenue Bond

           MFH       Multifamily Housing

           MLO       Municipal Lease Obligation

           MTN       Medium-Term Note

           PCRB      Pollution Control Revenue Bond

           RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high- quality bank, insurance company, or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (LDA) Interest payments are guaranteed by a bank letter of credit and principal payments are guaranteed by a bank deposit account.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: AmSouth Bank, N.A.; JPMorgan Chase Bank, N.A.; Texas Comptroller; or Wachovia Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from one of the following companies:
                 General Electric Co. or New York State General Obligation.

         (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (10.5%)

             COMPUTER HARDWARE (0.7%)
   $ 4,000   Compaq Computer Corp., Notes                                                  7.65%       8/01/2005      $    4,046
    15,192   Hewlett Packard Co., Global Notes                                             7.15        6/15/2005          15,273
                                                                                                                      ----------
                                                                                                                          19,319
                                                                                                                      ----------
             CONSUMER FINANCE (1.2%)
    15,120   Caterpillar Financial Services Corp., MTN, Series F                           5.95       12/01/2005          15,392
     4,000   Household Finance Corp., Global Notes                                         8.00        5/09/2005           4,005
    15,000   HSBC Finance Corp., MTN                                                       3.38        2/21/2006          14,946
                                                                                                                      ----------
                                                                                                                          34,343
                                                                                                                      ----------
             DIVERSIFIED BANKS (0.8%)
    25,000   Compass Bank, CD                                                              3.25        1/27/2006          25,000
                                                                                                                      ----------
             ELECTRIC UTILITIES (0.3%)
     8,250   Alabama Power Co., Senior Notes, Series H                                     5.49       11/01/2005           8,356
                                                                                                                      ----------
             GENERAL OBLIGATION (1.1%)
    32,860   Hudson County, NJ, BAN                                                        2.50        9/21/2005          32,879
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    10,000   Bank One Corp., Subordinated Notes                                            7.63        8/01/2005          10,132
    23,500   Citigroup, Inc., Notes                                                        6.75       12/01/2005          24,017
                                                                                                                      ----------
                                                                                                                          34,149
                                                                                                                      ----------
             REGIONAL BANKS (2.9%)
    11,630   Keycorp, Senior MTN, Series G                                                 4.63        5/16/2005          11,641
    25,000   Marshall & Ilsley Corp., Series E                                             1.72        5/23/2005          25,000
    25,000   Wilmington Trust Co., CD                                                      2.05        5/16/2005          25,000
    25,000   Wilmington Trust Co., CD                                                      1.65        5/17/2005          25,000
                                                                                                                      ----------
                                                                                                                          86,641
                                                                                                                      ----------
             SALES TAX (0.8%)
    25,000   Sales Tax Asset Receivable Corp., RB, Series 2005B                            2.59       10/15/2005          25,006
                                                                                                                      ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.6%)
     5,000   Glendale, WI, BAN, Series 2004B                                               2.50        9/21/2005           5,000
    11,305   New York State Urban Development Corp., State Personal
               Income Tax RB, Series 2004B-3                                               3.15       12/15/2005          11,303
                                                                                                                      ----------
                                                                                                                          16,303
                                                                                                                      ----------
             SPECIALIZED FINANCE (0.9%)
    11,885   CIT Group, Inc., Senior Notes                                                 6.50        2/07/2006          12,147
    15,000   CIT Group, Inc., Senior Notes                                                 7.63        8/16/2005          15,216
                                                                                                                      ----------
                                                                                                                          27,363
                                                                                                                      ----------
             Total fixed-rate instruments (cost: $309,359)                                                               309,359
                                                                                                                      ----------
             COMMERCIAL PAPER (10.3%)
             AGRICULTURAL PRODUCTS (0.3%)
    10,000   Louis Dreyfus Corp., Notes, Series A (LOC - Barclays Bank plc)                2.86        5/11/2005           9,992
                                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED FINANCING (6.4%)
   $10,000   Bavaria TRR Corp.(a,b)                                                        2.90%       5/06/2005      $    9,996
    10,000   Bavaria TRR Corp.(a,b)                                                        2.88        5/09/2005           9,994
    10,000   Check Point Charlie, Inc.(a,b)                                                2.92        5/12/2005           9,991
    10,000   Check Point Charlie, Inc.(a,b)                                                2.93        5/17/2005           9,987
    10,000   Check Point Charlie, Inc.(a,b)                                                2.96        5/26/2005           9,980
     7,451   Check Point Charlie, Inc.(a,b)                                                3.01        6/16/2005           7,422
    11,500   Check Point Charlie, Inc.(a,b)                                                3.10        7/14/2005          11,427
    10,000   Lockhart Funding LLC(a,b)                                                     2.90        5/06/2005           9,996
    15,000   Lockhart Funding LLC(a,b)                                                     2.94        5/17/2005          14,980
    11,400   Lockhart Funding LLC(a,b)                                                     2.91        5/18/2005          11,384
    12,000   Lockhart Funding LLC(a,b)                                                     3.03        5/27/2005          11,974
    13,100   Lockhart Funding LLC(a,b)                                                     2.90        6/02/2005          13,066
     5,000   Lockhart Funding LLC(a,b)                                                     2.95        6/07/2005           4,985
    20,000   Lockhart Funding LLC(a,b)                                                     3.08        7/08/2005          19,884
    12,000   Sunbelt Funding Corp.(a,b)                                                    2.86        5/09/2005          11,992
    12,050   Sunbelt Funding Corp.(a,b)                                                    2.93        5/24/2005          12,028
    10,886   Sunbelt Funding Corp.(a,b)                                                    3.03        6/20/2005          10,840
                                                                                                                      ----------
                                                                                                                         189,926
                                                                                                                      ----------
             DIVERSIFIED BANKS (1.2%)
    20,000   Gotham Funding Corp.(a,b)                                                     2.82        5/05/2005          19,994
    15,876   Gotham Funding Corp.(a,b)                                                     2.94        5/18/2005          15,854
                                                                                                                      ----------
                                                                                                                          35,848
                                                                                                                      ----------
             ELECTRIC UTILITIES (1.2%)
    10,929   Georgia Transmission Corp.(a,b)                                               3.02        6/15/2005          10,888
    23,375   National Cooperative Services Corp.(a,b)                                      2.91        6/01/2005          23,316
                                                                                                                      ----------
                                                                                                                          34,204
                                                                                                                      ----------
             HEALTH CARE FACILITIES (0.7%)
    20,000   Trinity Health Corp.                                                          2.90        5/12/2005          19,982
                                                                                                                      ----------
             MUNICIPAL FINANCE (0.5%)
    15,000   New York Job Development Auth., Series H (NBGA)                               2.89        5/10/2005          14,989
                                                                                                                      ----------
             Total commercial paper (cost: $304,941)                                                                     304,941
                                                                                                                      ----------
             PUT BONDS (7.2%)
             AUTOMOBILE MANUFACTURERS (0.8%)
    25,000   BMW US Capital, LLC, Notes(b)                                                 4.23        6/07/2016          25,050
                                                                                                                      ----------
             DIVERSIFIED BANKS (1.0%)
    30,000   Marshall & Ilsley Bank, Notes                                                 5.21       12/15/2016          30,419
                                                                                                                      ----------
             INTEGRATED OIL & GAS (0.9%)
    12,000   California Pollution Control Financing Auth. Environmental
                Improvement RB, Series 1997(b)                                             2.86       12/01/2032          12,000
    14,000   California Pollution Control Financing Auth. Environmental
                Improvement RB, Series 1997(b)                                             2.87       12/01/2032          14,000
                                                                                                                      ----------
                                                                                                                          26,000
                                                                                                                      ----------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (3.4%)
    25,561   Harris County, TX, Industrial Development Corp., RB, Series 1995(b)           2.80        3/01/2023          25,561
    16,944   Harris County, TX, Industrial Development Corp., RB, Series 1995(b)           2.87        3/01/2023          16,944
    18,895   Harris County, TX, Industrial Development Corp., RB, Series 1995(b)           2.89        3/01/2023          18,895

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
   $20,000   IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
               Series 1996 (LOC - BNP Paribas)                                             2.99%       7/01/2026      $   20,000
    18,085   IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
               Series 1996 (LOC - BNP Paribas)                                             3.02        7/01/2026          18,085
                                                                                                                      ----------
                                                                                                                          99,485
                                                                                                                      ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.7%)
    20,000   Texas Public Finance Auth., RB, Series 2003D-2 (LIQ)(a)                       2.78       12/15/2009          20,000
                                                                                                                      ----------
             WATER UTILITIES (0.2%)
     6,395   Destin Water Users, Inc., FL, BAN, Series 2003                                2.60        8/01/2006           6,395
                                                                                                                      ----------
             U.S. GOVERNMENT (0.2%)
     5,347   Overseas Private Investment Corp., Series 1995-221/308                        2.55       12/14/2007           5,347
                                                                                                                      ----------
             Total put bonds (cost: $212,696)                                                                            212,696
                                                                                                                      ----------
             VARIABLE-RATE DEMAND NOTES (51.3%)
             AGRICULTURAL PRODUCTS (1.6%)
    34,350   Louisiana Agricultural Finance Auth., RB, Series 2004
               (LOC - Hibernia National Bank)                                              3.54        9/15/2015          34,350
    11,670   Mississippi Business Finance Corp., IDRB, Series 2002
               (LOC - Regions Bank)                                                        3.06        4/01/2012          11,670
                                                                                                                      ----------
                                                                                                                          46,020
                                                                                                                      ----------
             AIRPORT SERVICES (0.0%)(d)
     1,190   Shawnee, KS, Private Activity RB, Series 1997
                (LOC - JPMorgan Chase Bank, N.A.)                                          3.25       12/01/2012           1,190
                                                                                                                      ----------
             AIRPORT/PORT (0.4%)
    11,800   Tulsa, OK, Airport Improvement Trust, RB
               (LOC - JPMorgan Chase Bank, N.A.)                                           3.09        6/01/2023          11,800
                                                                                                                      ----------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
     7,165   St. Charles Parish, LA, RB, Series 2002
               (LOC - Hibernia National Bank)                                              3.26        9/01/2024           7,165
                                                                                                                      ----------
             ASSET-BACKED FINANCING (2.1%)
    12,074   Capital One Funding Corp., Notes, Series 1996E
               (LOC - JPMorgan Chase Bank, N.A.)                                           3.03        7/02/2018          12,074
     6,083   Cornerstone Funding Corp. I, Notes, Series 2000B
               (LOC - Fifth Third Bank)                                                    3.17        1/01/2021           6,083
    10,083   Cornerstone Funding Corp. I, Notes, Series 2001D
               (LOC - Fifth Third Bank)                                                    3.12        1/01/2022          10,083
     4,088   Cornerstone Funding Corp. I, Notes, Series 2003G
               (LOC - Huntington National Bank)                                            3.32        1/01/2024           4,088
    15,437   Cornerstone Funding Corp. I, Notes, Series 2001B
               (LOC - Fifth Third Bank)                                                    3.12        9/01/2026          15,437
    13,016   Cornerstone Funding Corp. I, Notes, Series 2004A
               (LOC - Fifth Third Bank)                                                    3.12        6/01/2029          13,016
                                                                                                                      ----------
                                                                                                                          60,781
                                                                                                                      ----------
             AUTO PARTS & EQUIPMENT (1.2%)
    15,000   Alabama IDA, RB (LOC - Barclays Bank plc)                                     3.39       10/01/2019          15,000
    10,240   Bardstown, KY, RB, Series 1994 (LOC - Comerica Bank, N.A.)                    3.11        6/01/2024          10,240
    11,275   Bardstown, KY, RB, Series 1995 (LOC - Comerica Bank, N.A.)                    3.11        3/01/2025          11,275
                                                                                                                      ----------
                                                                                                                          36,515
                                                                                                                      ----------
             AUTOMOTIVE RETAIL (0.3%)
     7,380   C-MEK Realty, LLC, Taxable Variable Rate Bonds, Series 2002
               (LOC - Bank of North Georgia)                                               3.22       12/01/2022           7,380
                                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             BROADCASTING & CABLE TV (0.7%)
   $19,500   New Jersey Economic Development Auth., RB, Series 1997A
               (NBGA)(b)                                                                   2.85%       10/01/2021     $   19,500
                                                                                                                      ----------
              BUILDINGS (0.6%)
      8,940   Downtown Marietta Development Auth., GA, RB, Series 1996B (LIQ)               3.16        7/01/2021          8,940
      8,920   Greenville, SC, Memorial Auditorium District Public Facilities,
                COP (MLO), Series 1996C (LOC - Bank of America, N.A.)                       3.16        9/01/2017          8,920
                                                                                                                      ----------
                                                                                                                          17,860
                                                                                                                      ----------
              CASINOS & GAMING (2.1%)
     21,000   Detroit, MI, Economic Development Corp., RB, Series 1999A
                (LOC - Bank of America, N.A.)                                               3.11        5/01/2009         21,000
     41,830   Detroit, MI, Economic Development Corp., RB, Series 1999C
                (LOC - Key Bank, N.A.)                                                      3.23        5/01/2009         41,830
                                                                                                                      ----------
                                                                                                                          62,830
                                                                                                                      ----------
              COMMUNITY SERVICE (0.2%)
      6,400   Roman Catholic Diocese of Raleigh, NC, Notes, Series A
                (LOC - Bank of America, N.A.)                                               3.11        6/01/2018          6,400
                                                                                                                      ----------
              CONSTRUCTION & ENGINEERING (0.8%)
     23,325   Dynetics, Inc., Variable/Fixed-Rate Promissory Notes, Series 2004
                (LOC - Compass Bank)                                                        3.22       12/01/2026         23,325
                                                                                                                      ----------
              DEPARTMENT STORES (1.1%)
     31,320   Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                       3.08        7/01/2008         31,320
                                                                                                                      ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.2%)
      5,820   Variable Rate Taxable Demand Notes, Series 1999
                (LOC - FirstMerit Bank, N.A.)                                               3.11        4/01/2020          5,820
                                                                                                                      ----------
              DIVERSIFIED METALS & MINING (0.7%)
     12,000   Prince Metal Stamping USA, Inc., Variable/Term Rate Notes,
                Series 2004 (LOC - Bank of Nova Scotia)                                     3.04        3/01/2024         12,000
      8,735   Webster, KY, Taxable Variable Rate Demand Industrial RB,
                Series 2004 (LOC - Regions Bank)                                            3.06       11/01/2024          8,735
                                                                                                                      ----------
                                                                                                                          20,735
                                                                                                                      ----------
              EDUCATION (1.6%)
     14,225   Albuquerque Educational Facilities RB, Series 2002
                (LOC - Bank of America, N.A.)                                               3.03       10/15/2016         14,225
     15,000   Pepperdine Univ., Bonds, Series 2002B                                         3.16        8/01/2037         15,000
      4,475   Rockland County, NY, IDA Civic Facility RB, Series 2004B
                (LOC - Commerce Bank, N.A.)                                                 3.16        5/01/2034          4,475
      6,700   Savannah College of Art and Design, Inc., RB, Series 2004
                (LOC - Bank of America, N.A.)                                               3.06        4/01/2024          6,700
      6,900   Univ. of Alabama, General RB, Series 2004-B (LIQ)(INS)                        3.06        7/01/2009          6,900
                                                                                                                      ----------
                                                                                                                          47,300
                                                                                                                      ----------
              ELECTRIC UTILITIES (0.0%)(d)
      1,160   Schuylkill County, PA, IDA RB, Series 2001                                    3.00        4/01/2021          1,160
                                                                                                                      ----------
              ELECTRIC/GAS UTILITY (1.3%)
     23,735   Municipal Gas Auth. of Georgia, RB, Series 2003A (LOC - Bayerische
                Landesbank, JPMorgan Chase Bank, N.A., and Wachovia Bank, N.A.)             3.09        2/01/2015         23,735
     13,960   Southeast Alabama Gas District, General System RB, Series 2003A (LIQ)(INS)    3.04        6/01/2023         13,960
                                                                                                                      ----------
                                                                                                                          37,695
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   $21,000   Amerivest Financial, LLC, Trust Redeemable Securities,
               Series 2004 (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)              3.22%       6/01/2014      $   21,000
                                                                                                                      ----------
             FOOD DISTRIBUTORS (2.4%)
    12,100   Classic City Beverages, LLC, Taxable Variable Rate Bonds,
               Series 2003 (LOC - Columbus Bank & Trust Co.)                               3.12        8/01/2018          12,100
    26,000   Henry County, GA, Development Auth., RB, Series 2004
               (LOC - Columbus Bank & Trust Co.)                                           3.12        8/01/2029          26,000
     9,000   Jackson Beverages, LLC, Taxable Variable Rate Bonds,
               Series 2005 (LOC - Columbus Bank & Trust Co.)                               3.12        2/01/2020           9,000
    10,250   Macon Beverage Co., LLC, Taxable Variable Rate Bonds,
               Series 2004 (LOC - Columbus Bank & Trust Co.)                               3.12        4/01/2019          10,250
    13,900   North Georgia Distributing Co., LLC, Taxable Variable Rate Bonds,
               Series 2003 (LOC - Columbus Bank & Trust Co.)                               3.12        8/01/2018          13,900
                                                                                                                      ----------
                                                                                                                          71,250
                                                                                                                      ----------
             FOREST PRODUCTS (0.7%)
    20,000   Gulf States Paper Corp., Demand Bonds, Series 1998
               (LOC - Bank of America, N.A.)                                               3.02       11/01/2018          20,000
                                                                                                                      ----------
             HEALTH CARE FACILITIES (3.6%)
    18,185   Bronson Lifestyle Improvement & Research Center, Notes,
               Series A (LOC - Fifth Third Bank)                                           3.06        9/01/2030          18,185
     8,180   California Statewide Communities Development Auth., RB,
               Series 2002-B (LOC - Allied Irish Banks plc)                                3.10       11/15/2042           8,180
     6,200   Centrastate Medical Arts Building, LLC, Demand Bonds, Series 2000
               (LOC - Commerce Bank, N.A.)                                                 3.21       12/01/2025           6,200
    15,000   Chestnut Hill Benevolent Association, RB, Taxable Variable Rate
               Demand Bonds, Series 2005 (LOC - Banknorth, N.A.)                           3.18        1/01/2035          15,000
     7,030   Crystal Clinic, Notes, Series 2000 (LOC - FirstMerit Bank, N.A.)              3.11        4/01/2020           7,030
    14,355   Infirmary Health Systems Special Care RB, Series 2000B
               (LOC - Regions Bank)                                                        3.06        1/01/2024          14,355
    11,730   Louisiana Public Facilities Auth., RB, Series 2002D
               (LOC - Hibernia National Bank)                                              3.26        7/01/2028          11,730
     7,330   MCE MOB IV LP, Demand Notes, Series 2002 (LOC - National City Bank)           3.06        8/01/2022           7,330
     7,100   Palmetto NW, LLC, Secured Promissory Notes
               (LOC - National Bank of South Carolina)                                     3.13        5/01/2029           7,100
    12,020   Pensacola POB Inc., Bonds, Series 1990 (LOC - AmSouth Bank, N.A.)             3.08       10/01/2015          12,020
                                                                                                                      ----------
                                                                                                                         107,130
                                                                                                                      ----------
             HEAVY ELECTRICAL EQUIPMENT (0.7%)
    20,000   Mississippi Business Finance Corp., IDRB, Series 2005
               (LOC - AmSouth Bank, N.A.)                                                  3.12        4/01/2020          20,000
                                                                                                                      ----------
             HOME FURNISHINGS (0.5%)
     5,000   Caddo Parrish, LA, IDB, IDRB, Series 2004
               (LOC - Hibernia National Bank)                                              3.31        7/01/2024           5,000
    10,500   Standard Furniture Manufacturing Co., Inc., Promissory Notes,
               Series 2002 (LOC - AmSouth Bank, N.A.)                                      3.18        3/01/2015          10,500
                                                                                                                      ----------
                                                                                                                          15,500
                                                                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.3%)
     9,000   Brookhaven New York IDA, Taxable Intercounty Associates, RB
               (LOC - North Fork Bank)                                                     3.36        1/01/2025           9,000
                                                                                                                      ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             HOSPITAL (0.5%)
   $15,100   Indiana Health Facility Financing Auth., RB, Series 1999B
               (LOC - Bank of America, N.A.)                                               3.11%       1/01/2019      $   15,100
                                                                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.7%)
     8,145   Alprion, LLC, Demand Bonds, Series 2004
               (LOC - Federal Home Loan Bank of Topeka)                                    3.14       10/01/2034           8,145
    12,530   Central Michigan Inns, RB, Series 1998A
               (LOC - Standard Federal Bank)                                               3.11       11/01/2028          12,530
                                                                                                                      ----------
                                                                                                                          20,675
                                                                                                                      ----------
             HOUSEHOLD APPLIANCES (0.4%)
    13,100   Mississippi Business Finance Corp., IDRB, Series 2000
               (LOC - Bank of America, N.A.)                                               3.15        6/01/2015          13,100
                                                                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    14,000   Mississippi Business Finance Corp., IDRB, Series 1998(b)                      2.85        2/01/2023          14,000
                                                                                                                      ----------
             INDUSTRIAL GASES (0.2%)
     5,300   Sandhill Group, LLC, Option Notes, Series 2003
               (LOC - Regions Bank)                                                        3.10       12/01/2013           5,300
                                                                                                                      ----------
             INDUSTRIAL MACHINERY (1.6%)
    25,000   Hampton Hydraulics, LLC, Promissory Notes, Series 2003
               (LOC - AmSouth Bank, N.A.)                                                  3.17        4/01/2013          25,000
    10,480   Savannah, GA, Economic Development Auth., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                                 3.06        6/01/2018          10,480
    11,410   Sterling Pipe & Tube, Inc., Notes, Series 2000
               (LOC - National City Bank)                                                  3.11       11/01/2012          11,410
                                                                                                                      ----------
                                                                                                                          46,890
                                                                                                                      ----------
             INTEGRATED OIL & GAS (0.2%)
     4,540   Salt Lake County, UT, PCRB, Series 1994                                       3.03        2/01/2008           4,540
                                                                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.3%)
     9,250   Software Capital Investments, LLC, Bonds, Series 2003
               (LOC - Bank of North Georgia)                                               3.13        6/01/2005           9,250
                                                                                                                      ----------
             LEISURE FACILITIES (3.8%)
     4,948   Cornerstone Funding Corp. I, Notes, Series 2003D
               (LOC - Wells Fargo Bank, N.A.)                                              3.09        7/01/2024           4,948
     4,000   Cornerstone Funding Corp. I, Notes, Series 2003I
               (LOC - Fifth Third Bank)                                                    3.17        8/01/2025           4,000
    12,000   First Assembly of God, Taxable Variable Rate Demand Bonds,
               Series 2004 (LOC - Regions Bank)                                            3.06       12/01/2029          12,000
     8,450   First Church of God, Notes, Series 2002
               (LOC - Huntington National Bank)                                            3.25       10/03/2022           8,450
    10,285   Harvest Bible Chapel, Demand RB, Series 2004
               (LOC - Fifth Third Bank)                                                    3.10        8/01/2029          10,285
    31,200   Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks plc)                  3.10       10/01/2032          31,200
    40,000   Renaissance Prospect Group LLC, Bonds, Taxable Series 2004
               (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                          3.22        7/01/2033          40,000
                                                                                                                      ----------
                                                                                                                         110,883
                                                                                                                      ----------
             LEISURE PRODUCTS (0.3%)
     8,390   McDuffie County, GA, Development Auth., RB, Series 2002
               (LOC - Regions Bank)                                                        3.06        8/01/2022           8,390
                                                                                                                      ----------

             MULTIFAMILY HOUSING (0.3%)
     9,825   Los Angeles, CA, Community Redevelopment Agency MFH, RB,
               Series 2003B (LOC - Fleet National Bank)                                    3.06       10/15/2038           9,825
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             NURSING/CCRC (1.1%)
   $20,290   Chestnut Partnership, Bonds, Series 1999
               (LOC - La Salle National Bank, N.A.)                                        3.10%       1/01/2029      $   20,290
     6,300   Lincolnwood Funding Corp., RB, Series 1995A
               (LOC - Wachovia Bank, N.A.)                                                 3.13        8/01/2015           6,300
     7,310   Terre Haute, IN, RB, Series 2002D
               (LOC - Huntington National Bank)                                            3.31        8/01/2032           7,310
                                                                                                                      ----------
                                                                                                                          33,900
                                                                                                                      ----------
             PACKAGED FOODS & MEAT (0.1%)
     3,935   Atlanta Bread Co. International, Inc., Notes
               (LOC - Columbus Bank & Trust Co.)                                           3.13        9/01/2023           3,935
                                                                                                                      ----------
             PAPER PRODUCTS (0.5%)
     8,294   Bancroft Bag, Inc., Notes, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                                           3.06       11/01/2008           8,294
     5,045   Mac Papers, Inc., Demand Bonds, Series 1995
               (LOC - Wachovia Bank, N.A.)                                                 3.08        8/03/2015           5,045
                                                                                                                      ----------
                                                                                                                          13,339
                                                                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (2.4%)
    70,000   Alfa Corp., Promissory Notes, Series 2002(b)                                  3.28        6/01/2017          70,000
                                                                                                                      ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (11.9%)
     3,715   Baron Investments, Ltd., Notes, Series 2004
               (LOC - Federal Home Loan Bank of Dallas)                                    3.22       10/01/2024           3,715
    12,250   BBN Holdings, LLC, Demand Notes, Series 2004
               (LOC - AmSouth Bank, N.A.)                                                  3.18        6/01/2029          12,250
    10,500   Cornerstone Funding Corp. I, Notes, Series 2000C
               (LOC - Deutsche Bank Trust Co.)                                             3.12       12/01/2020          10,500
     2,928   Cornerstone Funding Corp. I, Notes, Series 2004E
               (LOC - Charter One Bank)                                                    3.17        1/01/2030           2,928
    12,940   Dellagnese Properties LLC, Demand Notes, Series 2000
               (LOC - FirstMerit Bank, N.A.)                                               3.11       11/01/2025          12,940
     5,865   Dennis E. Eash and Florida O. Eash, Taxable Floating Rate Bonds,
               Series 2005 (LOC - Hancock Bank)                                            3.27        4/01/2025           5,865
    30,000   Earthsky Limited, Trust Redeemable Securities, Series 2003A
               (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                          3.32        9/01/2013          30,000
    15,585   Exchange at Hammond LLC, Bonds, Series 2002
               (LOC - Bank of North Georgia)                                               3.17        8/01/2022          15,585
    18,360   Fairway Park Properties LLC, Notes, Series 2001
               (LOC - National City Bank)                                                  3.11       10/15/2026          18,360
     7,635   Houston County, GA, IDA RB, Series 1997
               (LOC - Wachovia Bank, N.A.)                                                 3.09        8/01/2012           7,635
    14,455   JPV Capital, LLC, Notes, Series 2001A
               (LOC - Standard Federal Bank)                                               3.11        7/01/2041          14,455
     6,185   Kederike Financial Group, LLC, Bonds, Series 2002A
               (LOC - Compass Bank)                                                        3.16        7/01/2022           6,185
     8,780   LAM Funding, LLC, Notes, Series A
               (LOC - National City Bank of MI/IL)                                         3.06       12/15/2027           8,780
    24,510   Mayfair at Great Neck, NY, Bonds, Series 1997
               (LOC - Manufacturers & Traders Trust)                                       2.87        1/01/2023          24,510
    11,720   Peachtree-Dunwoody Properties, LLC, Demand Bonds, Series 2003
               (LOC - Bank of North Georgia)                                               3.13        3/01/2023          11,720
    19,735   PHF Investments, LLC, Demand Notes, Series 2004A
               (LOC - Associated Bank, N.A.)                                               3.11        6/01/2044          19,735
     9,460   Pierce Memorial Baptist Home, Inc., Bonds, Series 1999
               (LOC - La Salle National Bank, N.A.)                                        3.10       10/01/2028           9,460
     9,720   SBAR-Piperno Co., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                                 3.08        9/01/2012           9,720
    40,000   Sea Island Co. and Sea Island Coastal Properties, LLC, Notes,
               Series 2003 (LOC - Columbus Bank & Trust Co.)                               3.13        4/01/2023          40,000
    21,490   SF Tarns, LLC, RB, Series 2000 (LOC -Standard Federal Bank)                   3.13       12/01/2025          21,490
    14,500   Shepherd Capital, LLC, Notes, Series 2003A
               (LOC - Comerica Bank, N.A.)                                                 3.11        1/01/2053          14,500

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
   $ 7,600   Stice-Hill Holding, L.C., Taxable Variable Rate Bonds,
               Series 2003 (LOC - Hancock Bank of Louisiana)                               3.22%      12/01/2023      $    7,600
    12,715   Thayer Properties, LLC, Series 2000
               (LOC - Columbus Bank & Trust Co.)                                           3.12        7/01/2020          12,715
     6,765   Tifton Mall, Inc., Taxable Variable Rate Bonds, Series 1996
               (LOC - Columbus Bank & Trust Co.)                                           3.12        5/01/2026           6,765
     7,885   Westchester County, NY, IDA RB, Series 2003
               (LOC - Manufacturers & Traders Trust)                                       3.14        5/01/2032           7,885
    12,000   WLB, LLC, Series 1997 (LOC - Columbus Bank & Trust Co.)                       3.12        4/01/2047          12,000
     2,530   Woodland Park Apartments, LLC, Series 2001
               (LOC - Columbus Bank & Trust Co.)                                           3.12        6/01/2031           2,530
                                                                                                                      ----------
                                                                                                                         349,828
                                                                                                                      ----------
             REAL ESTATE TAX/FEE (0.4%)
    10,500   Mississippi Development Bank, Special Obligation Bonds,
               Series 2002 (LIQ)(INS)                                                      3.10        6/01/2032          10,500
                                                                                                                      ----------
             SPECIALTY CHEMICALS (0.2%)
     6,500   Gary, IN, Empowerment Zone Bonds, Series 2000A
               (LOC - Federal Home Loan Bank of Chicago)                                   3.21        5/11/2020           6,500
                                                                                                                      ----------
             STEEL (0.3%)
     9,970   Indiana Development Finance Auth., RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                                           3.05        1/01/2009           9,970
                                                                                                                      ----------
             TEXTILES (0.4%)
     6,166   Loma Co., LLC, Floating Rate Option Notes
               (LOC - JPMorgan Chase Bank, N.A.)                                           3.03       12/01/2008           6,166
     5,235   Superior Health Linens, Inc. & Superior Health Textiles
               Properties, LLP, Series 2004 (LOC - Associated Bank, N.A.)                  3.36       12/01/2024           5,235
                                                                                                                      ----------
                                                                                                                          11,401
                                                                                                                      ----------
             TRUCKING (0.2%)
     6,525   Iowa 80 Group Inc., Demand Bonds, Series 2003
               (LOC - Wells Fargo Bank, N.A.)                                              3.01        6/01/2016           6,525
                                                                                                                      ----------
             WATER UTILITIES (0.3%)
     9,100   Connecticut Water Co., Debenture Bonds, Series 2004
               (LOC - Citizens Bank of Rhode Island)                                       3.00        1/04/2029           9,100
                                                                                                                      ----------
             WATER/SEWER UTILITY (0.7%)
    16,680   Hesperia, CA, Public Financing Auth., RB, Series 1998A
               (LOC - Bank of America, N.A.)                                               3.02        6/01/2026          16,680
     3,000   Kern Water Bank Auth., CA, RB, Series 2003B
               (LOC - Wells Fargo Bank, N.A.)                                              3.07        7/01/2028           3,000
                                                                                                                      ----------
                                                                                                                          19,680
                                                                                                                      ----------
             Total variable-rate demand notes (cost: $1,511,307)                                                       1,511,307
                                                                                                                      ----------
             ADJUSTABLE-RATE NOTES (20.1%)
             ASSET-BACKED FINANCING (1.8%)
    29,400   Descartes Funding Trust, Short Term Notes, (acquired 11/12/2004;
               cost $29,400)(b,c)                                                          2.95       11/15/2005          29,400
    23,343   RMAC 2004-NS3 plc, Notes(b)                                                   2.92        9/12/2005          23,343
                                                                                                                      ----------
                                                                                                                          52,743
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                            COUPON OR
    AMOUNT   SECURITY                                                             DISCOUNT RATE         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (2.0%)
   $20,000   American General Finance Corp., Floating Rate Notes(b)                        2.95%       5/15/2006      $   20,000
    10,000   HSBC Finance Corp., Floating Rate Notes                                       3.01        5/24/2006          10,000
    30,000   SLM Corp., Floating Rate Notes(b)                                             2.89        5/02/2006          30,000
                                                                                                                      ----------
                                                                                                                          60,000
                                                                                                                      ----------
             DIVERSIFIED BANKS (6.8%)
    10,000   Mercantile Safe Deposit & Trust, CD                                           2.93        9/12/2005          10,000
    10,000   Mercantile Safe Deposit & Trust, CD                                           3.00       10/18/2005          10,000
    20,000   Northern Rock plc, Floating Rate Notes, Series C(b)                           2.88        5/03/2006          20,000
    50,000   Northern Rock plc, Senior MTN(b)                                              3.00        4/07/2006          50,000
    25,000   Washington Mutual Bank, FA, Notes                                             3.14        7/18/2005          25,000
    75,000   Washington Mutual Bank, FA, Senior Global Notes, Series 5                     3.02        2/24/2006          75,000
    10,000   WestLB AG, Floating Rate Notes(b)                                             2.92        5/10/2006          10,000
                                                                                                                      ----------
                                                                                                                         200,000
                                                                                                                      ----------
             GAS UTILITIES (1.7%)
    50,000   Baltimore Gas & Electric Co., 1st Refunding Mortgage Bonds                    2.92        9/01/2005          50,000
                                                                                                                      ----------
             LIFE & HEALTH INSURANCE (2.0%)
     4,000   Premium Asset Trust Certificates, Series 2004-5(b)                            2.94        5/13/2005           4,000
    15,000   Premium Asset Trust Certificates, Series 2003-4(b)                            3.05        6/03/2005          15,001
    15,000   Premium Asset Trust Certificates, Series 2003-9(b)                            3.25       10/07/2005          15,007
    25,000   Premium Asset Trust Certificates, Series 2004-8(b)                            2.96       10/14/2005          25,000
                                                                                                                      ----------
                                                                                                                          59,008
                                                                                                                      ----------
             MULTI-LINE INSURANCE (0.8%)
    25,000   Oil Insurance Ltd., Floating Rate Notes(b)                                    3.04        1/09/2006          25,000
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    20,000   General Electric Capital Corp., Floating Rate MTN, Series A                   3.01        5/09/2006          20,000
                                                                                                                      ----------
             SPECIALIZED FINANCE (1.6%)
    23,255   CIT Group Inc., Global Senior MTN                                             3.62        7/29/2005          23,280
    23,000   CIT Group Inc., Global Senior MTN                                             2.98       11/04/2005          23,028
                                                                                                                      ----------
                                                                                                                          46,308
                                                                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (2.7%)
    25,000   Countrywide Home Loans, Inc., MTN, Series M                                   2.93        5/20/2005          24,999
     2,300   Countrywide Home Loans, Inc., MTN, Series K                                   3.40        5/20/2005           2,301
     5,000   Countrywide Home Loans, Inc., MTN, Series M                                   3.13        6/23/2005           5,000
    15,000   Countrywide Home Loans, Inc., MTN, Series M                                   2.98        8/26/2005          14,999
    20,000   Countrywide Home Loans, Inc., MTN, Series L                                   2.96        2/17/2006          20,009
    10,850   Countrywide Home Loans, Inc., MTN, Series L                                   3.25        4/12/2006          10,852
                                                                                                                      ----------
                                                                                                                          78,160
                                                                                                                      ----------
             Total adjustable-rate notes (cost: $591,219)                                                                591,219
                                                                                                                      ----------
             TOTAL INVESTMENTS (COST: $2,929,522)                                                                     $2,929,522
                                                                                                                      ==========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,946,705,000 at April 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate value of these securities at April 30, 2005, was $29,400,000, which represented 1.0% of the Fund's net assets.

         (d) Represents less than 0.1% of net assets.

                    DIRECTORS       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
               AND ACCOUNTING       P.O. Box 1713
                        AGENT       Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48485-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.